September 24, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:     John Hancock Funds II (the “Trust”):

           Form N-14 for the Reorganization of Turner International Growth Fund into John Hancock International Growth Equity Fund
Ladies and Gentlemen:
     On behalf of the Trust, transmitted herewith please find the Registration Statement on Form N-14, including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, Statement of Additional Information, Form of Proxy Card, and relevant exhibits, with respect to the acquisition of assets of Turner International Growth Fund, a series of Turner Funds, for shares of John Hancock International Growth Equity Fund, a series of the Trust. Pursuant to Rule 488 under the Securities Act of 1933, the Registration Statement for the Trust on Form N-14 filed herewith is expected to become automatically effective on October [24], 2012.
     This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.
     If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240 or Andrew Wilkins of John Hancock at (617) 663-4326.

Sincerely,

/s/ George P. Attisano
George P. Attisano